Schedule of interest rate risk management (Details) $ in Millions	Jun. 30, 2022 USD ($)
Probable Scenario Twelve [Member]
DisclosureRiskManagementLineItems [Line Items]
Increase decrease through net exchange differences property plant and equipment1	$ 834
Probable Scenario Twelve [Member] | L I B O R 3 M [Member]
DisclosureRiskManagementLineItems [Line Items]
Increase decrease through net exchange differences property plant and equipment1	9
Probable Scenario Twelve [Member] | L i b o r6 m [member]
DisclosureRiskManagementLineItems [Line Items]
Increase decrease through net exchange differences property plant and equipment1	529
Probable Scenario Twelve [Member] | C d i [member]
DisclosureRiskManagementLineItems [Line Items]
Increase decrease through net exchange differences property plant and equipment1	138
Probable Scenario Twelve [Member] | T j l p [member]
DisclosureRiskManagementLineItems [Line Items]
Increase decrease through net exchange differences property plant and equipment1	69
Probable Scenario Twelve [Member] | I p c a [member]
DisclosureRiskManagementLineItems [Line Items]
Increase decrease through net exchange differences property plant and equipment1	89
Reasonably Possible Scenario [member]
DisclosureRiskManagementLineItems [Line Items]
Increase decrease through net exchange differences property plant and equipment1	985
Reasonably Possible Scenario [member] | L I B O R 3 M [Member]
DisclosureRiskManagementLineItems [Line Items]
Increase decrease through net exchange differences property plant and equipment1	11
Reasonably Possible Scenario [member] | L i b o r6 m [member]
DisclosureRiskManagementLineItems [Line Items]
Increase decrease through net exchange differences property plant and equipment1	603
Reasonably Possible Scenario [member] | C d i [member]
DisclosureRiskManagementLineItems [Line Items]
Increase decrease through net exchange differences property plant and equipment1	173
Reasonably Possible Scenario [member] | T j l p [member]
DisclosureRiskManagementLineItems [Line Items]
Increase decrease through net exchange differences property plant and equipment1	87
Reasonably Possible Scenario [member] | I p c a [member]
DisclosureRiskManagementLineItems [Line Items]
Increase decrease through net exchange differences property plant and equipment1	111
Remote Scenario [member]
DisclosureRiskManagementLineItems [Line Items]
Increase decrease through net exchange differences property plant and equipment1	1,133
Remote Scenario [member] | L I B O R 3 M [Member]
DisclosureRiskManagementLineItems [Line Items]
Increase decrease through net exchange differences property plant and equipment1	12
Remote Scenario [member] | L i b o r6 m [member]
DisclosureRiskManagementLineItems [Line Items]
Increase decrease through net exchange differences property plant and equipment1	677
Remote Scenario [member] | C d i [member]
DisclosureRiskManagementLineItems [Line Items]
Increase decrease through net exchange differences property plant and equipment1	207
Remote Scenario [member] | T j l p [member]
DisclosureRiskManagementLineItems [Line Items]
Increase decrease through net exchange differences property plant and equipment1	104
Remote Scenario [member] | I p c a [member]
DisclosureRiskManagementLineItems [Line Items]
Increase decrease through net exchange differences property plant and equipment1	$ 133